Dear Fellow Shareholders:

Investment Results - Fiscal Year Ended September 30, 2000

The Westcott Nothing But Net Fund (the "FUND", or "NETAX") ended its fiscal year with total losses of 41.23% and 41.42% (year to date) for Class A shares and Class I shares, respectively, and with net asset values at fiscal year end of $5.83 and $5.77 per share, respectively. The returns for each class for year to date 2000 and for the period from inception date to December 9, 2000 are set forth below.

                                GROWTH OF $10,000
              DECEMBER 9, 1999 (AT INCEPTION) TO SEPTEMBER 30, 2000
    PERIODS ENDING                          NETAX - I                         TSC INTERNET
      9/30/2000             NETAX - A                         S&P 500            INDEX
----------------------- ------------------- ------------- ----------------- -----------------
  YEAR TO DATE 2000          -44.17%          -41.42%          -1.40%           -38.19%
  INCEPTION TO DATE          -44.62%          -42.30%           4.41%           -32.81%

  Date         Westcott Nothing But    TheStreet.com   S&P 500 Index
               Net - $5,538            - $6,719        -$10,441
      12/9/99            9,500.00       10,000.00      10,000.00
     12/31/99            9,424.00       10,869.71      10,588.60
      1/31/00            9,205.50        9,906.41      10,056.66
      2/29/00           11,495.00       11,137.20       9,866.48
      3/31/00            9,158.00       10,423.60      10,831.10
      4/30/00            6,545.50        8,427.90      10,505.36
      5/31/00            5,491.00        7,453.58      10,289.70
      6/30/00            6,004.00        7,926.33      10,543.41
      7/31/00            5,548.00        6,839.03      10,378.32
      8/31/00            6,194.00        7,913.34      11,022.59
      9/30/00            5,538.50        6,719.08      10,441.00

 Date         Westcott Nothing But  TheStreet.com   S&P 500 Index
              Net - $5,770          - $6,719        - $10,441
      12/9/99       10,000.00        10,000.00      10,000.00
     12/31/99        9,850.00        10,869.71      10,588.60
      1/31/00        9,510.00         9,906.41      10,056.66
      2/29/00       11,970.00        11,137.20       9,866.48
      3/31/00        9,590.00        10,423.60      10,831.10
      4/30/00        6,840.00         8,427.90      10,505.36
      5/31/00        5,730.00         7,453.58      10,289.70
      6/30/00        6,270.00         7,926.33      10,543.41
      7/31/00        5,800.00         6,839.03      10,378.32
      8/31/00        6,460.00         7,913.34      11,022.59
      9/30/00        5,770.00         6,719.08      10,441.00

o        Past performance is not predictive of future performance.
o The Nothing But Net Fund's historical results are net of all expenses compared with the S&P 500 and TheStreet.com Internet indexes, both of which have no fees. Investors should keep in mind when trying to achieve benchmark returns that investment management fees, transaction costs, and execution costs will be incurred.

o The S&P 500 index is an unmanaged index of 500 selected stocks, many of which are listed on the NYSE. The index is adjusted for dividends and weighted toward stocks with large market capitalizations. The Street.com Internet index is a widely followed index of Internet stocks. Since the Internet sector is fairly new, there are several Internet indexes to choose from.

o        Inception date is December 9, 1999.

We welcome all new shareholders and look forward to furthering the investment objectives of all of our shareholders.

INVESTMENT APPROACH

To review, our approach to managing the Westcott Nothing But Net Fund is to achieve long-term growth of capital by investing only in Internet and Internet-related companies. The Fund's structural investment approach provides exposure to all sectors of the Internet, literally from the wall plug to software to security to e-commerce to online consumer services and transactions. The Fund is designed to provide a pure and comprehensive Internet investment that will reflect the structure, trends and growth of the Internet and Internet-related companies.

PERFORMANCE REVIEW

We remind investors that the Fund is a sector fund, which makes it inherently more risky than a market index. We compared the performance of NETAX with the S&P 500 index simply because the S&P 500 is generally used as a performance benchmark. In the year 2000, the Internet sector was down across the board. All of the Internet-related funds posted negative returns. Rising interest rates combined with investors' desires to see positive earnings now have made for a disappointing year in the Internet sector. The stronger U.S. dollar and the wavering Euro have also added downward pressure on companies with international exposure.

Internet stocks in general saw their peaks in mid-March when the Fund was up over 20% year to date. However, a dismal last half of the year laden with Fed rate hikes led to an overall negative return of 38.19% year to date.

In light of the performance of the Internet sector in general, NETAX has no dividends or capital gains to report this year.

COMMENTARY AND OUTLOOK

As we entered the year 2000, the demand for Internet company stocks seemed endless. The IPO market was hot and all one needed was a good story to see their stock price soar. The bubble burst in the spring and what followed was nothing more than a meltdown that served as a wake-up call to investors. More recently, we have witnessed a second freefall in the Internet sector that has further shaken investors.

The spring sell off was viewed as a useful, if somewhat painful, mechanism for thinning out the weak and undeserving. Companies hurt the most last spring had three things in common: lack of profits, explosive initial public offerings and valuations that investors quickly termed as "unrealistic". The more recent weakness has deflated the price of companies that didn't share these traits, making the decline even more difficult.

The heart of this problem is that most Internet businesses have been resistant to traditional valuation. Traditional measures of sales, assets, and profits largely fail, since most dot-com companies have no net income, no hard assets, and few inventories. Once this situation became obvious to investors the entire sector began to sink and the decline began to feed on itself. It now looks as though the market isn't quite finished correcting and the long-awaited fall rally in many Internet companies may be more fervent hope than foregone conclusion.

Does this mean that there will be no fall rally? Perhaps, if the market for Internet stocks doesn't turn around soon, any run-up at the end of the year may merely get us back to where we are now. The good news is that the most recent selling is not as bad as last spring's which may be a signal that the end of the decline is near.

Looking ahead, we have sought to concentrate on the infrastructure related to the Internet. Our portfolio is significantly concentrated in those companies that have sound earnings momentum going forward. We believe that the Internet is permanent and that significant profits will be made in the next few years. By focusing on companies with sound earnings growth, we avoid any continued price compression due to events that impacted the market last spring.

All of a sudden, earnings matter. Internet companies that can show positive earnings momentum will recover as the market begins to recover. We concentrate on companies that have a track record of positive earnings surprises in the Internet and Internet-related technology areas because we believe they will benefit from restored confidence in this sector and lead to future profitability. Our approach is to select the quality companies and hold for the long-term. As such, we seek to avoid short-term trading strategies. We are willing to accept the volatility of the market in order to give our stocks time to prove themselves. We believe that the market has had a significant correction and that the next move in the cycle is to the upside.

As always, your questions and comments are welcome. We appreciate your confidence in the Westcott Nothing But Net Fund.

Sincerely,

Aegis Asset Management, Inc.


                                 FUND INVESTMENT

SHARES OF THE FUND ARE SOLD ON A CONTINUOUS BASIS.

THROUGH THE FUND'S TRANSFER AGENT, UNIFIED FUND SERVICES, YOU MAY INVEST ANY AMOUNT YOU CHOSE AS OFTEN AS YOU WISH, SUBJECT TO A MINIMUM INITIAL INVESTMENT OF $1,000 ($200 FOR QUALIFIED RETIREMENT ACCOUNTS AND MEDICAL SAVINGS ACCOUNTS). THE MINIMUM INITIAL INVESTMENT IN THE FUND IS $50 FOR SHAREHOLDERS PARTICIPATING IN THE CONTINUING AUTOMATIC INVESTMENT PLAN. SHARES MAY BE PURCHASED THROUGH SECURITIES DEALERS WHO HAVE A SALES AGREEMENT WITH AMERIPRIME FINANCIAL SECURITIES, INC., THE FUND'S DISTRIBUTOR. PURCHASES CAN BE MADE BY MAIL OR BY BANK WIRE (PLEASE SEE PROSPECTUS FOR MORE INFORMATION).

Westcott Nothing But Net Fund
Schedule of Investments - September 30, 2000

Common Stocks - 89.6%                                             Shares                         Value
Cable/Wireless Equipment - 4.1%
Nokia Corp. (c)                                                        1,600                        $ 63,700
                                                                                            -----------------
                                                                                            -----------------

Computer Equipment - 7.0%
International Business Machine Corp.                                     500                          56,250
Sun Microsystems, Inc. (a)                                               450                          52,537
                                                                                            -----------------
                                                                                            -----------------
                                                                                                     108,787
                                                                                            -----------------
                                                                                            -----------------
Computer Programming - 5.2%
Verisign, Inc. Com (a)                                                   400                          81,025
                                                                                            -----------------
                                                                                            -----------------

Computer Systems - 15.5%
Ariba, Inc. (a)                                                          700                         100,286
Check Point Software Technologies LTD. (a) (c)                           400                          63,000
Exodus Communications, Inc. (a)                                        1,600                          79,000
                                                                                            -----------------
                                                                                            -----------------
                                                                                                     242,286
                                                                                            -----------------
                                                                                            -----------------
Financial Services Technology - 5.7%
Knight/Trading Group, Inc. (a)                                         2,500                          90,000
                                                                                            -----------------
                                                                                            -----------------

Medical Equipment - 5.1%
Newport Corp.                                                            500                          79,633
                                                                                            -----------------
                                                                                            -----------------

Online Information - 8.9%
America Online, Inc. (a)                                                 800                          43,000
IDT Corp.  (a)                                                         1,300                          50,538
Yahoo, Inc. (a)                                                          500                          45,500
                                                                                            -----------------
                                                                                            -----------------
                                                                                                     139,038
                                                                                            -----------------
                                                                                            -----------------
Phone/Network Equipment - 8.9%
CISCO Systems, Inc. (a)                                                  900                          49,725
JDS Uniphase Corp. (a)                                                   500                          47,344
Sycamore Networks, Inc. (a)                                              400                          43,200
                                                                                            -----------------
                                                                                            -----------------
                                                                                                     140,269
                                                                                            -----------------
                                                                                            -----------------
Semiconductors - 5.7%
Intel Corp.                                                              900                          37,406
Linear Technology Corp.                                                  400                          25,900
Maxim Integrated Products, Inc. (a)                                      325                          26,142
                                                                                            -----------------
                                                                                            -----------------
                                                                                                      89,448
                                                                                            -----------------
                                                                                            -----------------
Software - 18.2%
Inktomi Corp. (a)                                                        265                          30,210
Macromedia, Inc. (a)                                                     830                          67,074
Microsoft Corp. (a)                                                      800                          48,250
Oracle Corp. (a)                                                         500                          39,375
Realnetworks Inc. (a)                                                  1,800                          71,550
Veritas Software (a)                                                     200                          28,400
                                                                                            -----------------
                                                                                            -----------------
                                                                                                     284,859
                                                                                            -----------------
                                                                                            -----------------
Telecommunications - 4.6%
Qwest Communications International, Inc. (a)                             825                          39,703
Williams Communications Group (a)                                      1,600                          32,000
                                                                                            -----------------
                                                                                            -----------------
                                                                                                      71,703
                                                                                            -----------------
                                                                                            -----------------
Westcott Nothing But Net Fund
Schedule of Investments - September 30, 2000 - continued

Common Stocks - continued                                         Shares                         Value
Wireless Communications - 0.7%
Winstar Communications, Inc. (a)                                         700                        $ 10,850
                                                                                            -----------------
                                                                                            -----------------

TOTAL COMMON STOCKS (Cost $1,312,155)                                                              1,401,598
                                                                                            -----------------
                                                                                            -----------------

                                                                 Principal
                                                                   Value                         Value
Money Market Securities - 10.5%
Firstar Treasury Fund, 5.47% (b) (Cost $163,508)                     163,508                         163,508
                                                                                            -----------------
                                                                                            -----------------

TOTAL INVESTMENTS - 100.1% (Cost $1,475,663)                                                       1,565,106
                                                                                            -----------------
                                                                                            -----------------
Liabilities in excess of other assets - (0.1)%                                                        (1,231)
                                                                                            -----------------
                                                                                            -----------------
TOTAL NET ASSETS - 100.0%                                                                        $ 1,563,875
                                                                                            =================


(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at September 29, 2000.
(c) American Depository Receipt

Westcott Nothing But Net Fund                                                        September 30, 2000
Statement of Assets & Liabilities

Assets
Investment in securities (cost $1,475,663)                                                 $ 1,565,106
Cash                                                                                               813
Interest receivable                                                                                971
                                                                                     ------------------
   Total assets                                                                              1,566,890

Liabilities
Accrued investment advisory fee                                           $ 2,248
Accrued distribution fee                                                      432
Accrued trustees' fees                                                        335
                                                                 -----------------

   Total liabilities                                                                             3,015
                                                                                     ------------------

Net Assets                                                                                 $ 1,563,875
                                                                                     ==================

Net Assets consist of:
Paid in capital                                                                            $ 2,893,441
Accumulated net realized loss on investments                                                (1,419,009)
Net unrealized appreciation on investments                                                      89,443
                                                                                     ------------------

Net Assets                                                                                 $ 1,563,875
                                                                                     ==================

Westcott Nothing But Net Fund
Statement of Operations for the Period December 9, 1999
   (Commencement of Operations) to September 30, 2000
Investment Income
Dividend income                                                                                    $ 119
Interest income                                                                                    6,480
                                                                                          ---------------
Total Income                                                                                       6,599


Expenses
Investment advisory fee                                                        $ 28,480
Distribution fees - Class A                                                         432
Trustee's fees                                                                    2,564
                                                                      ------------------
Total expenses before reimbursement                                              31,476
Reimbursed expenses                                                              (2,229)
                                                                      ------------------
Total operating expenses                                                                          29,247
                                                                                          ---------------

Net Investment Loss                                                                              (22,648)
                                                                                          ---------------

Realized & Unrealized Gain (Loss)
Net realized loss on investment securities                                   (1,419,009)
Change in net unrealized appreciation
   on investment securities                                                      89,443
                                                                      ------------------
Net realized and unrealized loss on investment securities                                     (1,329,566)
                                                                                          ---------------

Net decrease in net assets resulting from operations                                         $(1,352,214)
                                                                                          ===============

Westcott Nothing But Net Fund
Statement of Changes in Net Assets for the period December 9, 1999
   (Commencement of Operations) to September 30, 2000



Increase (Decrease) in Net Assets
Operations
   Net investment loss                                                                $ (22,648)
   Net realized loss on investment securities                                        (1,419,009)
   Change in net unrealized appreciation                                                 89,443
                                                                               -----------------
                                                                               -----------------
   Net decrease in net assets resulting from operations                              (1,352,214)
                                                                               -----------------
Distributions to shareholders
   From net investment income                                                                 -
   Return of capital                                                                          -
   From net realized gain                                                                     -
                                                                               -----------------
   Total distributions                                                                        -
Share Transactions - net increase
   Class A                                                                              289,950
   Class I                                                                            2,626,139
                                                                               -----------------
Net increase in net assets resulting
   from share transactions                                                            2,916,089
                                                                               -----------------
                                                                               -----------------
   Total increase in net assets                                                       1,563,875
                                                                               -----------------

Net Assets
   Beginning of period                                                                        -
                                                                               -----------------

  End of period [including accumulated net                                          $ 1,563,875
                                                                               =================
    investment income of $0]

Westcott Nothing But Net Fund
Class A
Financial Highlights for the period December 9, 1999
   (Commencement of Operations) to September 30, 2000



Selected Per Share Data
Net asset value, beginning of period                     $ 10.00
                                                   --------------
Income from investment operations
   Net investment loss                                     (0.10)
   Net realized and unrealized loss                        (4.07)
                                                   --------------
Total from investment operations                           (4.17)
                                                   --------------

Less distributions:
   Distributions from net investment income                    -
   Distributions from net realized gains                       -
                                                   --------------
Total distributions                                            -
                                                   --------------
                                                   --------------
Net asset value, end of period                            $ 5.83
                                                   ==============

Total Return                                              (41.70)%(a)

Ratios and Supplemental Data
Net assets, end of period (000)                             $169
Ratio of expenses to average net assets                    1.97%  (b)
Ratio of expenses to average net assets
   before reimbursement                                    2.09%  (b)
Ratio of net investment income(loss) to
   average net assets                                     (1.61)% (b)
Ratio of net investment income (loss) to
   average net assets before reimbursement                (1.73)% (b)
Portfolio turnover rate                                  190.14%  (b)


(a)  For periods of less than a full year, total return is not annualized.
(b)  Annualized

Westcott Nothing But Net Fund
Class I
Financial Highlights for the period December 9, 1999
   (Commencement of Operations) to September 30, 2000



Selected Per Share Data
Net asset value, beginning of period                     $ 10.00
                                                   --------------
Income from investment operations
   Net investment loss                                     (0.08)
   Net realized and unrealized loss                        (4.15)
                                                   --------------
Total from investment operations                           (4.23)
                                                   --------------

Less distributions:
   Distributions from net investment income                    -
   Distributions from net realized gains                       -
                                                   --------------
Total distributions                                            -
                                                   --------------
                                                   --------------
Net asset value, end of period                            $ 5.77
                                                   ==============

Total Return                                              (42.30)%(a)

Ratios and Supplemental Data
Net assets, end of period (000)                           $1,395
Ratio of expenses to average net assets                    1.72%  (b)
Ratio of expenses to average net assets
   before reimbursement                                    1.86%  (b)
Ratio of net investment income(loss) to
   average net assets                                     (1.32)% (b)
Ratio of net investment income (loss) to
   average net assets before reimbursement                (1.46)% (b)
Portfolio turnover rate                                  190.14%  (b)


(a)  For periods of less than a full year, total return is not annualized.
(b)  Annualized

                          WESTCOTT NOTHING BUT NET FUND
                          NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2000

NOTE 1.  ORGANIZATION

     The Westcott Nothing But Net Fund (the "Fund") was organized as a diversified series of AmeriPrime Funds (the "Trust") on September 29, 1999 and commenced operations on December 9, 1999. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Fund's investment objective is to provide long-term growth of capital. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest without par value.

     The Fund currently consists of two classes of shares, Class A and Class I, each of which has equal rights as to assets and voting privileges except that each class has different distribution expenses. The public offering price for class A shares is the determined net asset value plus a sales charge.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITIES VALUATION- Securities, which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last-quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Adviser, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

     Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review by the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized-cost method of valuation, which the Board has determined will represent fair value.

     FEDERAL INCOME TAXES - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     DIVIDENDS AND DISTRIBUTIONS- The Fund intends to comply with federal tax rules regarding distribution of substantially all its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

     OTHER - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an

                          WESTCOTT NOTHING BUT NET FUND
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2000 - CONTINUED

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in capital.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Aegis Management, Inc., 230 Westcott St., Suite 1, Houston, Texas 77007, serves as investment adviser to the Fund. The adviser was organized as a Texas corporation in 1933. The adviser manages large capitalization equity, medium capitalization equity, balanced and fixed income portfolios for a variety of tax-exempt and taxable clients. Effective September 18, 2000, the investment decisions for the Fund are made by a committee of the adviser, which is primarily responsible for the day-to-day management of the Fund's portfolio. Prior to that, Layng Guerriero was responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee (based on average daily net assets) of 1.70% computed and accrued daily and paid monthly. For the period from December 9, 1999 (commencement of operations) through September 30, 2000, the Adviser received a fee of $28,480 from the Fund. The Adviser has voluntarily agreed to reimburse other expenses to the extent necessary to maintain total operating expenses at the rate of 1.97%, and 1.72% for A and I shares, respectively. For the period from December 9, 1999 (commencement of operations) through September 30, 2000, the Adviser reimbursed expenses of $2,229. There is no assurance that such reimbursement will continue in the future.

     On behalf of the Class A shares, the fund has adopted a distribution fee (the "Distribution Plan") under Rule 12b-1 of the 1940 Act. Under the Distribution Plan, the Fund is authorized to pay a fee in an amount not to exceed on an annual basis 0.25% of the average daily net asset value of the Class A Shares. For the period from December 9, 1999 (commencement of operations) through September 30, 2000, the Fund incurred distribution expenses of $432 for Class A shares. For the period from December 9, 1999 (commencement of operations) through September 30, 2000, Westcott Securities LLC, a related broker/dealer under common relationship and control, which is registered with the Securities & Exchange Commission, received distribution fees of $17 from the Fund for expenses related to the sale of Fund shares.

     The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. The Administrator receives a monthly fee from the Adviser equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the period from December 9, 1999 (commencement of operations) through September 30, 2000, the Administrator received fees of $24,390 from the Adviser for administrative services provided to the Fund.

                          WESTCOTT NOTHING BUT NET FUND
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2000 - CONTINUED

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

    The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the Fund's transfer agent and fund accountant. For its services as transfer agent, Unified receives a monthly fee from the Adviser of $1.20 per shareholder (subject to a minimum monthly fee of $750). For the period from December 9, 1999 (commencement of operations), Unified received fees of $18,377 from the Adviser for transfer agent services. For its services as fund accountant, Unified receives an annual fee from the Adviser equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million). For the period from December 9, 1999 (commencement of operations) through September 30, 2000, Unified received fees of $14,524 from the Adviser for fund accounting services.

     The Fund retains AmeriPrime Financial Securities, Inc. ("the Distributor"), a wholly owned subsidiary of Unified Financial Services, Inc. to act as the principal distributor of the Fund's shares. For the period from December 9, 1999 (commencement of operations) through September 30, 2000, the Distributor received distribution fees of $2 from the Fund for expenses related to the sale of Fund shares.

     Certain members of management of the Administrator and the Distributor are also members of management of the AmeriPrime Trust.

NOTE 4.  SHARE TRANSACTIONS

     As of September 30, 2000, there were an unlimited number of authorized shares for the Fund. Paid in capital at September 30, 2000 was $2,893,441.

     Transactions in shares were as follows:
                          For the period December 9, 1999
                   (Commencement of Operaitons) to September 30, 2000
                                      Shares             Dollars
Class A:
Shares sold                           57,096            $578,163
Shares issued from
reinvested Dividends                       0                   0
Shares redeemed                      (28,144)           (288,213)
                          ---------------------------------------
                          ---------------------------------------
                                      28,952            $289,950
                          =======================================
                          =======================================

                          For the period December 9, 1999
                    (Commencement of Operaitons) to September 30, 2000
                                      Shares             Dollars
Class I:
Shares sold                          285,801          $2,999,392
Shares issued from
reinvested Dividends                       0                   0
Shares redeemed                      (44,197)           (373,253)
                          ---------------------------------------
                          ---------------------------------------
                                     241,604          $2,626,139
                          =======================================


                          WESTCOTT NOTHING BUT NET FUND
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2000 - CONTINUED

NOTE 5.  INVESTMENTS

     For the period from December 9, 1999 (commencement of operations) through September 30, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $5,375,161 and $2,643,997, respectively. As of September 30, 2000, the gross unrealized appreciation for all securities totaled $228,642 and the gross unrealized depreciation for all securities totaled $139,199 for a net unrealized appreciation of $89,443. The aggregate cost of securities for federal income tax purposes at September 30, 2000 was $1,475,663.

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. RELATED PARTY TRANSACTIONS

     The Adviser is not a registered broker-dealer of securities, but is affiliated with Westcott Securities, LLC. Westcott Securities, LLC can receive commissions on trades made on behalf of the Fund. For the period from December 9, 1999 (commencement of operations) through September 30, 2000, Westcott Securities LLC, received brokerage of $30,288 from the Fund.

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2000, Margaret Guerriero beneficially owned in aggregate more than 45% of Class A Shares of the Fund and, Eckhard Pfeiffer beneficially owned in aggregate more than 44% of Class I Shares of the Fund.

NOTE 8. SUBSEQUENT EVENTS

     Effective November 16, 2000 the Fund changed its name from the Westcott Nothing But Net Fund to the Westcott Technology Fund. The Board of Trustees approved this name change on August 29, 2000.

     Effective October 12, 2000, AmeriPrime Financial Services, Inc. and Unified Fund Services, Inc., both wholly owned subsidiaries of Unified Financial Services, Inc., merged with one another. The result of this merger is now Unified Fund Services, Inc., still a wholly owned subsidiary of Unified Financial Services, Inc.